Schedule of intangible assets, net (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 SGD ($)
Intangible Asset, Finite-Lived [Line Items]
Total			$ 129,543
Less: accumulated amortization			(62,613)
Net book value			66,930
Software [Member]
Intangible Asset, Finite-Lived [Line Items]
Total			$ 129,543